FORM 13F COVER PAGE

Report for the Calendar Quarter ended: March 31,2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Wright Private Asset Management
Address:          440 Wheelers Farms Road
                  Milford,Connecticut 06461

13F File Number:  028-12018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scheduled, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Judith R. Corchard
Title:    Compliance Officer
Phone:    203-783-4400
Signature, Place, and Date of Signing:


 /s/ Judith R. Corchard
 -------------------------
    Judith R. Corchard     Milford, Connecticut      April 28,2011


Report Type (check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                       Wright Private Asset Management
                                                                 FORM 13F
                                                                 3/31/2011

                                                      Form 13F Information Table                           Voting Authority
                                 Title                --------------------------                       -----------------------
                                 of                       Value      Shares/  Sh/ Put/  Invstmt  Other
Name Of Issuer                   Class       CUSIP        (x$1000)   Prn Amt  Prn Call  Dscretn  Mgrs  Sole     Shared      None
-------------------------        -----      -------     ----------  -------- ---- ----- -------- ----- -----  ---------   --------


COMMON STOCK
----------------------
AT&T Inc                         COM        00206r102        694      22,664   SH         SOLE          22,195     0         469
American Express Co.             COM        025816109        306       6,765   SH         SOLE           6,625     0         140
Apple Computer  Inc              COM        037833100        551       1,581   SH         SOLE           1,545     0          36
Bank Of America Corp             COM        060505104        150      11,230   SH         SOLE          10,950     0         280
Caterpillar Inc                  COM        149123101        400       3,595   SH         SOLE           3,485     0         110
Chevron Corp                     COM        166764100        860       8,005   SH         SOLE           7,845     0         160
Cisco System Inc                 COM        17275r102        290      16,912   SH         SOLE          16,573     0         339
Coach Inc                        COM        189754104        279       5,369   SH         SOLE           5,250     0         119
Coca Cola Co.                    COM        191216100        341       5,136   SH         SOLE           5,040     0          96
Costco Wholesale Corp            COM        22160k105        289       3,945   SH         SOLE           3,835     0         110
Exelon Corp                      COM        30161n101        221       5,360   SH         SOLE           5,240     0         120
Exxon Mobil Corp                 COM        30231g102        574       6,819   SH         SOLE           6,678     0         141
General Electric Co.             COM        369604103        343      17,120   SH         SOLE          16,795     0         325
Hewlett-Packard Co.              COM        428236103        383       9,351   SH         SOLE           9,126     0         225
Honeywell Intl Inc               COM        438516106        392       6,570   SH         SOLE           6,490     0          80
I B M                            COM        459200101        658       4,035   SH         SOLE           3,945     0          90
Intel Corp                       COM        458140100        357      17,667   SH         SOLE          17,287     0         380
JP Morgan Chase & Co.            COM        46625h100        440       9,540   SH         SOLE           9,315     0         225
Johnson & Johnson                COM        478160104        427       7,202   SH         SOLE           7,055     0         147
McDonalds Corp                   COM        580135101        520       6,835   SH         SOLE           6,685     0         150
Medtronic Inc                    COM        585055106        235       5,960   SH         SOLE           5,810     0         150
Metlife Inc                      COM        59156r108        269       6,015   SH         SOLE           5,865     0         150
Microsoft Corp                   COM        594918104        446      17,549   SH         SOLE          17,209     0         340
Pepsico Inc                      COM        713448108        259       4,015   SH         SOLE           3,920     0          95
Pfizer Inc                       COM        717081103        471      23,175   SH         SOLE          22,715     0         460
Procter & Gamble                 COM        742718109        279       4,525   SH         SOLE           4,440     0          85
Schlumberger Ltd                 COM        806857108        443       4,750   SH         SOLE           4,640     0         110
Sigma-Aldrich                    COM        826552101        233       3,660   SH         SOLE           3,590     0          70
Stryker Corp                     COM        863667101        209       3,445   SH         SOLE           3,380     0          65
Target Corp                      COM        87612e106        299       5,975   SH         SOLE           5,845     0         130
US Bancorp                       COM        902973304        260       9,845   SH         SOLE           9,600     0         245
United Technologies              COM        913017109        384       4,540   SH         SOLE           4,440     0         100
Walmart Stores                   COM        931142103        255       4,904   SH         SOLE           4,804     0         100
Wellpoint Inc                    COM        94973v107        268       3,840   SH         SOLE           3,740     0         100
Wells Fargo Company              COM        949746101        326      10,286   SH         SOLE          10,026     0         260
Western Digital Corp             COM        958102105        272       7,286   SH         SOLE           7,117     0         169
                                                      -----------
Total Common Stock                                        13,382

ADRS
-------
Mizuho Fianancial Group-ADR                 60687y109         54      16,340   SH         SOLE          16,340     0




GRAND TOTAL                                               13,436
                                                       =========

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   36
Form 13F Information Table Value Total:              $13,436


List of Other Included Managers:            NONE